Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.2%
Safran S.A.	50,020	$6,055,882

		$6,055,882

Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(1)(2)	76,280	$6,194,699

		$6,194,699

Automobiles — 0.9%
Stellantis NV	217,269	$4,195,219

		$4,195,219

Banks — 10.4%
ABN AMRO Bank NV(3)	196,981	$3,161,360
Banco Santander S.A.	925,555	3,245,553
Bank of New York Mellon Corp. (The)	65,185	3,862,863
Citigroup, Inc.	82,232	5,354,948
Credit Agricole S.A.	227,281	3,419,317
HDFC Bank, Ltd.	145,949	2,932,921
HSBC Holdings PLC	178,421	1,269,883
ING Groep NV	414,724	6,133,395
M&T Bank Corp.	30,997	5,250,272
Standard Chartered PLC	179,167	1,304,828
Svenska Handelsbanken AB, Class A	314,165	3,348,231
Toronto-Dominion Bank (The)	67,137	5,377,192
Wells Fargo & Co.	105,796	5,691,825

		$50,352,588

Beverages — 3.1%
Coca-Cola Co. (The)(2)	142,390	$8,687,214
Diageo PLC	121,215	6,116,673

		$14,803,887

Biotechnology — 0.7%
CSL, Ltd.	18,428	$3,413,650

		$3,413,650

Building Products — 1.5%
Assa Abloy AB, Class B	153,515	$4,203,561
Kingspan Group PLC	31,620	3,043,648

		$7,247,209

Capital Markets — 0.3%
State Street Corp.	14,846	$1,402,947

		$1,402,947

Chemicals — 0.0%(4)
Sika AG	410	$143,448

		$143,448

Security	Shares	Value
Construction Materials — 1.1%
CRH PLC	104,402	$5,239,977

		$5,239,977

Electric Utilities — 1.7%
Iberdrola S.A.	321,830	$3,689,800
NextEra Energy, Inc.	59,426	4,642,359

		$8,332,159

Electrical Equipment — 2.8%
AMETEK, Inc.	49,588	$6,782,151
Schneider Electric SE	39,317	6,660,115

		$13,442,266

Electronic Equipment, Instruments & Components — 4.5%
CDW Corp.	32,978	$6,234,491
Halma PLC	71,561	2,425,464
Keyence Corp.	7,464	3,828,453
TE Connectivity, Ltd.	36,289	5,189,690
Zebra Technologies Corp., Class A(1)	8,333	4,242,497

		$21,920,595

Entertainment — 1.7%
Nintendo Co., Ltd.	5,108	$2,503,132
Walt Disney Co. (The)(1)	41,794	5,975,288

		$8,478,420

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	10,710	$2,693,565
Equity Residential	5,932	526,346

		$3,219,911

Food Products — 3.2%
Mondelez International, Inc., Class A	119,606	$8,017,190
Nestle S.A.	56,538	7,301,221

		$15,318,411

Health Care Equipment & Supplies — 4.3%
Alcon, Inc.	42,959	$3,312,509
Boston Scientific Corp.(1)(2)	181,571	7,789,396
Intuitive Surgical, Inc.(1)(2)	18,975	5,392,315
Straumann Holding AG	2,705	4,482,411

		$20,976,631

Health Care Providers & Services — 1.1%
Anthem, Inc.	11,647	$5,136,210

		$5,136,210

Hotels, Restaurants & Leisure — 1.7%
Compass Group PLC	216,984	$4,931,531
InterContinental Hotels Group PLC(1)	50,102	3,310,408

		$8,241,939

Industrial Conglomerates — 1.2%
Siemens AG	35,178	$5,585,250

		$5,585,250

Security	Shares	Value
Insurance — 1.7%
AIA Group, Ltd.	130,067	$1,357,875
Allstate Corp. (The)	22,180	2,676,461
Arch Capital Group, Ltd.(1)	30,678	1,421,005
Aviva PLC	392,461	2,317,089
AXA S.A.	18,577	588,352

		$8,360,782

Interactive Media & Services — 6.9%
Alphabet, Inc., Class C(1)(2)	9,041	$24,537,003
Meta Platforms, Inc., Class A(1)	28,502	8,928,536

		$33,465,539

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	5,119	$15,313,335

		$15,313,335

IT Services — 4.2%
Amadeus IT Group S.A.(1)	75,938	$5,221,512
Fidelity National Information Services, Inc.(2)	38,460	4,612,123
Global Payments, Inc.	22,979	3,444,093
Visa, Inc., Class A(2)	32,281	7,300,994

		$20,578,722

Leisure Products — 0.6%
Yamaha Corp.	65,692	$2,992,609

		$2,992,609

Life Sciences Tools & Services — 0.6%
Lonza Group AG(1)	4,240	$2,923,234

		$2,923,234

Machinery — 3.0%
Graco, Inc.	31,772	$2,305,376
Ingersoll Rand, Inc.	90,722	5,099,484
SMC Corp.	6,354	3,544,017
Stanley Black & Decker, Inc.	19,379	3,384,542

		$14,333,419

Metals & Mining — 1.5%
Anglo American PLC	92,787	$4,090,560
Rio Tinto, Ltd.	42,111	3,348,063

		$7,438,623

Multi-Utilities — 0.5%
CMS Energy Corp.	35,615	$2,292,894

		$2,292,894

Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	41,007	$3,634,040
EOG Resources, Inc.	66,422	7,404,725
Pioneer Natural Resources Co.(2)	12,966	2,838,128

		$13,876,893

Pharmaceuticals — 7.6%
AstraZeneca PLC	34,370	$3,998,191
Eli Lilly & Co.	25,444	6,243,703
Novartis AG	22,293	1,937,027

Security	Shares	Value
Novo Nordisk A/S, Class B	67,722	$6,736,188
Roche Holding AG PC	14,431	5,584,785
Sanofi	61,977	6,480,440
Zoetis, Inc.	28,216	5,637,275

		$36,617,609

Professional Services — 2.9%
Recruit Holdings Co., Ltd.	103,837	$5,132,515
RELX PLC	205,067	6,307,940
Verisk Analytics, Inc.	13,721	2,691,100

		$14,131,555

Semiconductors & Semiconductor Equipment — 5.9%
ASML Holding NV	14,481	$9,807,901
Infineon Technologies AG	145,473	6,041,166
Micron Technology, Inc.(2)	73,086	6,012,785
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	54,763	6,715,587

		$28,577,439

Software — 6.6%
Dassault Systemes SE	100,340	$4,852,279
Intuit, Inc.	8,121	4,509,023
Microsoft Corp.	73,375	22,818,157

		$32,179,459

Specialty Retail — 2.5%
Lowe’s Cos., Inc.	24,544	$5,825,518
TJX Cos., Inc. (The)	86,701	6,239,871

		$12,065,389

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(2)	81,885	$14,311,860

		$14,311,860

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	24,329	$6,676,296
LVMH Moet Hennessy Louis Vuitton SE	9,720	7,983,786

		$14,660,082

Total Common Stocks (identified cost $321,947,825)		$483,820,741

Corporate Bonds — 14.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 8.6%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(6)	$1,400	$1,440,250
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(5)(6)	1,480	1,507,935
7.625% to 1/10/28(3)(5)(6)	380	388,685

Security	Principal Amount (000’s omitted)	Value
Bank of America Corp.:
Series AA, 6.10% to 3/17/25(5)(6)	$1,445	$1,558,584
Series RR, 4.375% to 1/27/27(5)(6)	2,075	2,054,457
Barclays PLC, 7.75% to 9/15/23(5)(6)	2,105	2,241,825
BNP Paribas S.A., 4.625% to 2/25/31(3)(5)(6)	1,537	1,479,332
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	2,800	2,889,740
Comerica, Inc., 5.625% to 7/1/25(5)(6)	1,001	1,080,138
Credit Suisse Group AG:
5.10% to 1/24/30(3)(5)(6)	1,000	971,250
7.50% to 7/17/23(3)(5)(6)	1,838	1,915,913
Deutsche Bank AG, 7.125% to 4/30/26(5)(6)(7)	1,000	1,408,022
HSBC Holdings PLC:
4.60% to 12/17/30(5)(6)	1,485	1,433,961
6.00% to 5/22/27(5)(6)	600	634,878
ING Groep NV, 6.50% to 4/16/25(5)(6)	2,945	3,155,656
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(5)(6)	2,204	2,124,369
Series X, 6.10% to 10/1/24(5)(6)	960	1,019,400
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	2,447	2,658,641
Natwest Group PLC:
4.60% to 6/28/31(5)(6)	371	349,668
8.00% to 8/10/25(5)(6)	1,880	2,120,311
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(6)	1,240	1,336,212
Societe Generale S.A.:
4.75% to 5/26/26(3)(5)(6)	1,189	1,177,597
5.375% to 11/18/30(3)(5)(6)	1,201	1,211,809
Standard Chartered PLC, 4.75% to 1/14/31(3)(5)(6)	204	196,733
SVB Financial Group., Series C, 4.00% to 5/15/26(5)(6)	2,007	1,953,253
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	621	676,890
Unicaja Banco S.A., 4.875% to 11/18/26(5)(6)(7)	400	440,080
Zions Bancorp NA, 5.80% to 6/15/23(5)(6)	2,020	2,060,312

		$41,485,901

Capital Markets — 1.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$965	$980,401
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(5)(6)	2,237	2,212,796
UBS Group AG, 6.875% to 8/7/25(5)(6)(7)	2,421	2,635,544

		$5,828,741

Diversified Financial Services — 0.6%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(5)(6)	$1,301	$1,330,272
Discover Financial Services, Series D, 6.125% to 6/23/25(5)(6)	1,118	1,207,507
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(5)(6)	373	364,421

		$2,902,200

Electric Utilities — 1.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$700	$707,000
Edison International, Series B, 5.00% to 12/15/26(5)(6)	169	168,377
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	970	1,097,313
Sempra Energy, 4.875% to 10/15/25(5)(6)	2,400	2,516,280
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)(6)	720	717,759

Security	Principal Amount (000’s omitted)	Value
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$990	$999,910

		$6,206,639

Food Products — 0.7%
Land O’ Lakes, Inc., 8.00%(3)(5)	$2,898	$3,122,595

		$3,122,595

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$1,039	$1,027,695

		$1,027,695

Insurance — 0.4%
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(3)(6)	$785	$774,434
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(5)(6)	1,253	1,328,180

		$2,102,614

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(6)	$2,330	$2,384,137

		$2,384,137

Oil, Gas & Consumable Fuels — 0.9%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(6)	$980	$941,319
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	1,727	1,320,456
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(5)	1,757	8,786
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	2,595	2,192,775

		$4,463,336

Pipelines — 0.2%
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(5)(6)	$1,064	$941,640

		$941,640

Total Corporate Bonds (identified cost $71,042,508)		$70,465,498

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
Global X U.S. Preferred ETF	144,775	$3,571,599
iShares Preferred & Income Securities ETF	94,700	3,565,455

		$7,137,054

Total Exchange-Traded Funds (identified cost $7,332,281)		$7,137,054

Preferred Stocks — 5.1%

Security	Shares	Value
Banks — 2.1%
AgriBank FCB, 6.875% to 1/1/24(6)	16,581	$1,778,312
CoBank ACB, Series F, 6.25% to 10/1/22(6)	16,600	1,731,380
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(6)	2,500	259,375
First Republic Bank, Series M, 4.00%	40,100	884,205

Security	Shares	Value
JPMorgan Chase & Co., Series LL, 4.625%	20,500	$502,250
Signature Bank, Series A, 5.00%	100,000	2,475,000
Wells Fargo & Co.:
Series DD, 4.25%	21,427	495,178
Series L, 7.50% (Convertible)	889	1,266,034
Series Z, 4.75%	39,947	992,284

		$10,384,018

Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	18,675	$464,634
Stifel Financial Corp., Series D, 4.50%	40,100	937,137

		$1,401,771

Electric Utilities — 0.4%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	35,476	$874,483
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	14,476	355,386
SCE Trust V, Series K, 5.45% to 3/15/26(6)	27,041	677,377

		$1,907,246

Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$1,260,623

		$1,260,623

Food Products — 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.25%(3)	6,085	$568,948

		$568,948

Insurance — 0.4%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	45,133	$1,241,157
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	35,920	974,510

		$2,215,667

Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	114,848	$2,524,359

		$2,524,359

Pipelines — 0.3%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(6)	44,000	$1,078,440
Series E, 7.60% to 5/15/24(6)	19,280	480,072

		$1,558,512

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	5,394	$122,714
Series A-1, 6.50%	52,225	1,279,512
Series A2, 6.375%	34,695	837,190

		$2,239,416

Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	32,000	$799,040

		$799,040

Total Preferred Stocks (identified cost $25,237,518)		$24,859,600

Value
Total Investments — 121.2%(8) (identified cost $425,560,132)	$586,282,893

Other Assets, Less Liabilities — (21.2)%	$(102,583,485)

Net Assets — 100.0%	$483,699,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at January 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2022 was $90,329,886 and the total market value of the collateral received by State Street Bank and Trust Company was $90,320,225, comprised of cash.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $19,403,204 or 4.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $4,483,646 or 0.9% of the Fund’s net assets.

(8)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.3%	$336,258,149
United Kingdom	7.8	45,708,584
France	6.8	39,908,909
Switzerland	5.3	31,207,342
Netherlands	3.8	22,258,312
Germany	3.3	19,710,734
Japan	3.1	18,000,726
Spain	2.4	14,037,195
Ireland	1.6	9,264,026
Australia	1.4	8,089,893
Sweden	1.3	7,551,792
Canada	1.2	7,502,200
Denmark	1.1	6,736,188
Taiwan	1.1	6,715,587
India	0.5	2,932,921
Mexico	0.3	1,896,620
Hong Kong	0.2	1,357,875
Brazil	0.0 (1)	8,786
Exchange-Traded Funds	1.5	7,137,054

Total Investments	100.0%	$586,282,893

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at January 31, 2022.

Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,100,508	$—	$(4,409,905)	$863,608	$(554,211)	$—	$—	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	2,219,959	29,003,859	(31,223,365)	(453)	—	—	1,143	—

				$863,155	$(554,211)	$—	$1,143

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$39,440,827	$2,503,132		$—	$41,943,959
Consumer Discretionary	27,378,724	30,089,849		—	57,468,573
Consumer Staples	16,704,404	13,417,894		—	30,122,298
Energy	13,876,893	—		—	13,876,893
Financials	31,037,513	29,078,804		—	60,116,317
Health Care	30,198,899	38,868,435		—	69,067,334
Industrials	26,457,352	40,532,928		—	66,990,280
Information Technology	85,391,300	32,176,775		—	117,568,075
Materials	—	12,822,048		—	12,822,048
Real Estate	3,219,911	—		—	3,219,911
Utilities	6,935,253	3,689,800		—	10,625,053
Total Common Stocks	$280,641,076	$203,179,665	*	$—	$483,820,741
Corporate Bonds	$—	$70,465,498		$—	$70,465,498
Exchange-Traded Funds	7,137,054	—		—	7,137,054
Preferred Stocks
Communication Services	799,040	—		—	799,040
Consumer Staples	—	568,948		—	568,948
Energy	4,082,871	—		—	4,082,871
Financials	10,232,389	3,769,067		—	14,001,456
Real Estate	3,500,039	—		—	3,500,039
Utilities	1,907,246	—		—	1,907,246
Total Preferred Stocks	$20,521,585	$4,338,015		$—	$24,859,600
Total Investments	$308,299,715	$277,983,178		$—	$586,282,893

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.